VLCC Acquisition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 17, 2010	Sep. 10, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination [Abstract]
Vlcc Acquisition, Cash Consideration		$ 134,270		$ 0	$ 0	$ 134,270
Shares Issued In Business Acquisition, Number Common Stock		1,894,918
Fair Value Common Shares VLCC Acquisition		10,745
Shares Deposited In Escrow Account Vlcc Acquisition		1,378,122
Share Opening Price Date Acquisition		$ 5.67
Transaction costs				0	0	8,019
Fair Value of the 3,000 preferred shares				0	0	5,619
Preferred Shares Vlcc Transaction Costs Number Of Shares	3,000
VLCC Acquisition Shares Released to Sellers from Escrow			1,160,963
Shares returned to Navios Acquisition in settlement of claims, number of stock			217,159
Vlcc Acquisition Revenue Contribution						26,592
Vlcc Acquisition Net Loss Contribution						$ (8,838)